SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

23.                               SUBSEQUENT EVENTS

The Group evaluated all events subsequent to the balance sheet date of December 31, 2011 through the date the consolidated financial statements were issued.

On January 10, 2012, the Group entered into a termination agreement with noncontrolling interest shareholders of Shanghai Yiyi, a subsidiary of the Group.  Pursuant to the termination agreement, the Group agreed to dispose its 53.5% equity interest of Shanghai Yiyi to its noncontrolling interest shareholder.

On January 20, 2012, the Group granted options for the purchase of 1,834,500 ordinary shares to employees, with exercise price of $10.67 per share and vesting period of 4 years. The fair value of the options in connection with this grant is to be determined. In addition, on January 20, 2012, the Group granted 412,500 nonvested shares to employees and nonemployees, with a vesting period of 4 years. The total unrecognized compensation expenses of these nonvested shares are approximately $3,858 after the adjustment of estimated forfeitures.

On February 10, 2012, the Group granted options for the purchase of 935,000 ordinary shares to employees, with exercise price of $11.35 per share and vesting period of 4 years. The fair value of the options in connection with this grant is to be determined. In addition, on February 10, 2012, the Group granted 2,796,000 nonvested shares to employees and nonemployees, with a vesting period of 4 years. The total unrecognized compensation expenses of these nonvested shares are approximately $23,569 with the consideration of estimated forfeitures.

On March 1, 2012, the Group granted options for the purchase of 33,000 ordinary shares to nonemployees, with exercise price of $14.09 per share and vesting period of 4 years. The fair value of the options in connection with this grant is to be determined. In addition, on March 1, 2012, the Group granted 620,000 nonvested shares to management and nonemployees, with a vesting period of 4 years. The total unrecognized compensation expenses of these nonvested shares are approximately $8,680 with the consideration of estimated forfeitures.